American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2020

American Century Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 94.9%
Aerospace and Defense — 1.0%
Boeing Co. (The), 4.875%, 5/1/25	398,000	444,750
Boeing Co. (The), 5.15%, 5/1/30	442,000	519,840
L3Harris Technologies, Inc., 1.80%, 1/15/31	260,000	264,324
		1,228,914
Airlines — 0.9%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	265,000	279,980
Southwest Airlines Co., 5.125%, 6/15/27	814,000	948,109
		1,228,089
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	600,000	603,570
General Motors Financial Co., Inc., 2.75%, 6/20/25	1,072,000	1,135,713
General Motors Financial Co., Inc., 2.70%, 8/20/27	492,000	519,869
		2,259,152
Banks — 15.8%
Banco Santander SA, 2.75%, 5/28/25	1,035,000	1,102,818
Bank of America Corp., MTN, VRN, 1.32%, 6/19/26	1,679,000	1,700,850
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31	832,000	880,894
Bank of Montreal, MTN, 1.85%, 5/1/25	1,044,000	1,095,122
Barclays plc, VRN, 2.65%, 6/24/31	218,000	226,949
BPCE SA, VRN, 1.65%, 10/6/26(1)	860,000	875,410
Citigroup, Inc., VRN, 2.57%, 6/3/31	1,086,000	1,157,286
DNB Bank ASA, VRN, 1.13%, 9/16/26(1)	710,000	716,111
HSBC Holdings plc, VRN, 1.59%, 5/24/27	1,010,000	1,019,491
Huntington Bancshares, Inc., 4.35%, 2/4/23	890,000	958,074
JPMorgan Chase & Co., VRN, 2.18%, 6/1/28	652,000	684,696
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,424,000	1,524,826
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	1,035,000	1,080,141
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	910,000	957,776
Natwest Group plc, VRN, 2.36%, 5/22/24	800,000	829,590
Nordea Bank Abp, 0.75%, 8/28/25(1)	680,000	681,507
Royal Bank of Canada, MTN, 1.15%, 6/10/25	673,000	687,316
Santander UK Group Holdings plc, VRN, 1.53%, 8/21/26	870,000	877,477
Wells Fargo & Co., 3.00%, 10/23/26	204,000	224,790
Wells Fargo & Co., MTN, VRN, 3.20%, 6/17/27	572,000	632,613
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28	1,186,000	1,255,345
Wells Fargo & Co., VRN, 2.19%, 4/30/26	728,000	762,832
Westpac Banking Corp., VRN, 2.67%, 11/15/35	640,000	662,163
		20,594,077
Beverages — 1.3%
Constellation Brands, Inc., 4.25%, 5/1/23	1,000,000	1,088,478
PepsiCo, Inc., 3.00%, 10/15/27	572,000	645,427
		1,733,905
Biotechnology — 1.7%
AbbVie, Inc., 4.25%, 11/14/28	670,000	809,100
AbbVie, Inc., 3.20%, 11/21/29	750,000	853,644
Amgen, Inc., 1.90%, 2/21/25	572,000	599,946
		2,262,690
Building Products — 0.3%
Lennox International, Inc., 1.70%, 8/1/27	216,000	218,283

Standard Industries, Inc., 4.75%, 1/15/28(1)	155,000	163,525
		381,808
Capital Markets — 6.1%
Ares Capital Corp., 4.25%, 3/1/25	667,000	711,827
Ares Finance Co. II LLC, 3.25%, 6/15/30(1)	230,000	243,076
Credit Suisse Group AG, VRN, 2.19%, 6/5/26(1)	1,605,000	1,675,345
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	745,000	826,171
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,439,000	1,611,786
Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30	504,000	542,479
Golub Capital BDC, Inc., 3.375%, 4/15/24	334,000	336,436
Morgan Stanley, MTN, 3.875%, 1/27/26	570,000	652,138
Morgan Stanley, MTN, VRN, 1.79%, 2/13/32	645,000	650,328
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	234,000	242,894
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	383,000	392,950
		7,885,430
Chemicals — 2.0%
Dow Chemical Co. (The), 2.10%, 11/15/30	544,000	555,751
LYB International Finance III LLC, 1.25%, 10/1/25	1,342,000	1,355,537
Nutrition & Biosciences, Inc., 1.83%, 10/15/27(1)	192,000	196,247
Westlake Chemical Corp., 3.375%, 6/15/30	410,000	449,123
		2,556,658
Commercial Services and Supplies — 0.6%
RELX Capital, Inc., 3.00%, 5/22/30	158,000	175,103
Republic Services, Inc., 2.30%, 3/1/30	572,000	609,107
		784,210
Communications Equipment — 0.5%
Juniper Networks, Inc., 4.50%, 3/15/24	578,000	641,507
Construction and Engineering — 0.7%
Quanta Services, Inc., 2.90%, 10/1/30	877,000	945,489
Construction Materials — 0.4%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	536,000	565,428
Consumer Finance — 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.15%, 2/15/24	790,000	813,798
Capital One Financial Corp., 3.75%, 3/9/27	630,000	717,782
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(1)	500,000	534,104
Synchrony Financial, 3.75%, 8/15/21	1,273,000	1,294,191
Synchrony Financial, 2.85%, 7/25/22	876,000	905,132
		4,265,007
Containers and Packaging — 1.2%
Berry Global, Inc., 5.125%, 7/15/23(2)	185,000	187,544
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	522,000	563,434
WRKCo, Inc., 3.00%, 9/15/24	796,000	857,877
		1,608,855
Diversified Financial Services — 0.4%
AIG Global Funding, 0.90%, 9/22/25(1)	447,000	448,747
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 4.10%, 2/15/28	500,000	588,476
AT&T, Inc., 2.75%, 6/1/31	880,000	936,512
Verizon Communications, Inc., 4.40%, 11/1/34	434,000	548,631
		2,073,619
Electric Utilities — 2.4%
Edison International, 4.125%, 3/15/28	680,000	744,971
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	696,000	794,474
NRG Energy, Inc., 2.00%, 12/2/25(1)(3)	650,000	659,501

PSEG Power LLC, 3.00%, 6/15/21	918,000	928,540
		3,127,486
Electrical Equipment — 0.5%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	626,000	627,386
Entertainment — 0.4%
Netflix, Inc., 3.625%, 6/15/25(1)	352,000	373,780
Netflix, Inc., 4.875%, 4/15/28	109,000	124,983
Netflix, Inc., 5.875%, 11/15/28	41,000	49,588
		548,351
Equity Real Estate Investment Trusts (REITs) — 6.7%
Alexandria Real Estate Equities, Inc., 3.80%, 4/15/26	398,000	456,049
American Tower Corp., 1.50%, 1/31/28	270,000	271,435
Brixmor Operating Partnership LP, 4.05%, 7/1/30	116,000	131,083
Equinix, Inc., 5.375%, 5/15/27	639,000	697,280
Federal Realty Investment Trust, 3.95%, 1/15/24	276,000	300,186
Federal Realty Investment Trust, 1.25%, 2/15/26	443,000	445,652
Highwoods Realty LP, 2.60%, 2/1/31	389,000	392,555
Host Hotels & Resorts LP, 3.75%, 10/15/23	799,000	836,622
Iron Mountain, Inc., 5.00%, 7/15/28(1)	245,000	254,496
Kilroy Realty LP, 4.25%, 8/15/29	856,000	981,624
National Retail Properties, Inc., 2.50%, 4/15/30	436,000	444,566
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	297,000	299,542
Regency Centers LP, 3.70%, 6/15/30	112,000	126,141
Retail Properties of America, Inc., 4.00%, 3/15/25	208,000	209,134
Spirit Realty LP, 3.20%, 2/15/31	1,236,000	1,293,972
STORE Capital Corp., 2.75%, 11/18/30	250,000	252,681
VEREIT Operating Partnership LP, 3.40%, 1/15/28	838,000	907,966
VEREIT Operating Partnership LP, 2.20%, 6/15/28	104,000	104,792
Welltower, Inc., 2.75%, 1/15/31	250,000	262,233
		8,668,009
Food and Staples Retailing — 1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	427,000	438,315
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.25%, 3/15/26(1)	522,000	528,050
Sysco Corp., 3.30%, 7/15/26	1,119,000	1,239,262
		2,205,627
Food Products — 0.9%
Conagra Brands, Inc., 1.375%, 11/1/27	486,000	490,989
Lamb Weston Holdings, Inc., 4.875%, 11/1/26(1)	286,000	297,976
Post Holdings, Inc., 5.00%, 8/15/26(1)	398,000	413,615
		1,202,580
Gas Utilities — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	572,000	648,022
CenterPoint Energy Resources Corp., 1.75%, 10/1/30	645,000	657,408
		1,305,430
Health Care Equipment and Supplies — 1.4%
Becton Dickinson and Co., 3.73%, 12/15/24	531,000	586,709
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	595,000	655,373
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	544,000	618,033
		1,860,115
Health Care Providers and Services — 4.7%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	491,000	517,607
Centene Corp., 5.375%, 6/1/26(1)	265,000	278,913
Centene Corp., 4.25%, 12/15/27	286,000	305,070
CVS Health Corp., 3.75%, 4/1/30	730,000	845,485

DaVita, Inc., 4.625%, 6/1/30(1)	598,000	629,021
HCA, Inc., 5.00%, 3/15/24	900,000	1,012,553
McKesson Corp., 0.90%, 12/3/25(3)	882,000	882,207
Molina Healthcare, Inc., 5.375%, 11/15/22	342,000	359,741
UnitedHealth Group, Inc., 2.95%, 10/15/27	572,000	642,802
Universal Health Services, Inc., 5.00%, 6/1/26(1)	626,000	651,704
		6,125,103
Hotels, Restaurants and Leisure — 1.6%
International Game Technology plc, 6.25%, 2/15/22(1)	600,000	616,125
Las Vegas Sands Corp., 3.90%, 8/8/29	321,000	336,594
Marriott International, Inc., 4.625%, 6/15/30	544,000	629,072
Starbucks Corp., 1.30%, 5/7/22	541,000	548,193
		2,129,984
Household Durables — 1.2%
DR Horton, Inc., 4.75%, 2/15/23	816,000	880,873
MDC Holdings, Inc., 3.85%, 1/15/30	572,000	620,174
		1,501,047
Industrial Conglomerates — 1.1%
General Electric Co., 3.45%, 5/1/27	1,000,000	1,102,104
General Electric Co., 3.625%, 5/1/30	274,000	307,500
		1,409,604
Insurance — 2.1%
Allstate Corp. (The), 1.45%, 12/15/30	330,000	328,542
Athene Global Funding, 2.50%, 1/14/25(1)	357,000	373,376
Athene Global Funding, 2.55%, 6/29/25(1)	163,000	170,904
Athene Global Funding, 2.45%, 8/20/27(1)	4,000	4,096
Athene Global Funding, 2.55%, 11/19/30(1)	575,000	575,845
Belrose Funding Trust, 2.33%, 8/15/30(1)	190,000	194,244
Five Corners Funding Trust II, 2.85%, 5/15/30(1)	380,000	424,439
Great-West Lifeco US Finance 2020 LP, 0.90%, 8/12/25(1)	205,000	205,151
Protective Life Global Funding, 1.74%, 9/21/30(1)	500,000	498,596
		2,775,193
Internet and Direct Marketing Retail — 0.4%
Expedia Group, Inc., 3.60%, 12/15/23(1)	69,000	72,190
QVC, Inc., 4.375%, 9/1/28	490,000	501,944
		574,134
IT Services — 0.8%
International Business Machines Corp., 1.70%, 5/15/27	200,000	207,813
International Business Machines Corp., 1.95%, 5/15/30	212,000	219,477
PayPal Holdings, Inc., 2.30%, 6/1/30	540,000	578,934
		1,006,224
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 3.20%, 8/15/27	872,000	985,395
Machinery — 2.1%
Flowserve Corp., 3.50%, 10/1/30	374,000	391,621
Otis Worldwide Corp., 2.29%, 4/5/27	852,000	912,597
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	730,000	782,997
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	540,000	630,906
		2,718,121
Media — 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	429,000	445,242
Comcast Corp., 2.35%, 1/15/27	953,000	1,025,534
Comcast Corp., 1.95%, 1/15/31	230,000	237,673
CSC Holdings LLC, 5.875%, 9/15/22	600,000	639,375
Discovery Communications LLC, 3.95%, 6/15/25	136,000	153,019

Discovery Communications LLC, 3.625%, 5/15/30	65,000	74,207
Time Warner Cable LLC, 4.00%, 9/1/21	238,000	241,892
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	384,000	452,836
ViacomCBS, Inc., 4.75%, 5/15/25	574,000	665,294
WPP Finance 2010, 3.75%, 9/19/24	421,000	463,829
		4,398,901
Metals and Mining — 1.6%
Southern Copper Corp., 3.875%, 4/23/25	683,000	762,961
Steel Dynamics, Inc., 2.80%, 12/15/24	584,000	625,692
Teck Resources Ltd., 3.90%, 7/15/30	574,000	630,683
		2,019,336
Multi-Utilities — 2.2%
CenterPoint Energy, Inc., 4.25%, 11/1/28	531,000	633,346
NiSource, Inc., 3.49%, 5/15/27	750,000	844,466
WEC Energy Group, Inc., 1.375%, 10/15/27	1,369,000	1,376,190
		2,854,002
Oil, Gas and Consumable Fuels — 5.6%
Aker BP ASA, 3.00%, 1/15/25(1)	600,000	611,226
Boardwalk Pipelines LP, 3.40%, 2/15/31	158,000	159,293
Energy Transfer Operating LP, 3.60%, 2/1/23	544,000	565,129
Energy Transfer Operating LP, 5.25%, 4/15/29	600,000	679,509
Exxon Mobil Corp., 1.57%, 4/15/23	1,138,000	1,170,481
Hess Corp., 3.50%, 7/15/24	284,000	295,610
HollyFrontier Corp., 2.625%, 10/1/23	639,000	644,984
Magellan Midstream Partners LP, 3.25%, 6/1/30	578,000	638,698
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 9/15/30	672,000	703,389
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	750,000	899,923
Williams Cos., Inc. (The), 4.55%, 6/24/24	800,000	899,100
		7,267,342
Paper and Forest Products — 0.7%
Georgia-Pacific LLC, 2.10%, 4/30/27(1)	852,000	900,448
Pharmaceuticals — 2.9%
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	579,000	596,306
Elanco Animal Health, Inc., 4.91%, 8/27/21	639,000	656,237
Royalty Pharma plc, 1.20%, 9/2/25(1)	659,000	665,293
Royalty Pharma plc, 1.75%, 9/2/27(1)	612,000	625,317
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	555,000	633,689
Viatris, Inc., 2.30%, 6/22/27(1)	510,000	537,909
		3,714,751
Professional Services — 0.3%
Jaguar Holding Co. II / PPD Development LP, 4.625%, 6/15/25(1)	327,000	342,248
Road and Rail — 1.0%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	600,000	619,500
Union Pacific Corp., 2.40%, 2/5/30	658,000	713,382
		1,332,882
Semiconductors and Semiconductor Equipment — 2.2%
Broadcom, Inc., 3.15%, 11/15/25	194,000	211,571
Broadcom, Inc., 4.15%, 11/15/30	815,000	947,302
Intel Corp., 3.15%, 5/11/27	317,000	357,871
Microchip Technology, Inc., 2.67%, 9/1/23(1)	395,000	414,327
Microchip Technology, Inc., 4.25%, 9/1/25(1)	302,000	316,765
Micron Technology, Inc., 4.64%, 2/6/24	286,000	318,767
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	300,000	311,813
		2,878,416

Specialty Retail — 0.6%
Lowe's Cos., Inc., 1.30%, 4/15/28	837,000	837,475
Technology Hardware, Storage and Peripherals — 2.4%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(1)	643,000	711,661
EMC Corp., 3.375%, 6/1/23	616,000	637,560
Seagate HDD Cayman, 4.25%, 3/1/22	243,000	253,935
Seagate HDD Cayman, 4.75%, 6/1/23	437,000	474,103
Seagate HDD Cayman, 4.875%, 3/1/24	863,000	947,329
Seagate HDD Cayman, 4.75%, 1/1/25	139,000	154,117
		3,178,705
Textiles, Apparel and Luxury Goods — 0.6%
NIKE, Inc., 2.40%, 3/27/25	572,000	614,961
PVH Corp., 4.625%, 7/10/25	100,000	109,587
		724,548
Thrifts and Mortgage Finance — 0.8%
Nationwide Building Society, 1.00%, 8/28/25(1)	1,045,000	1,048,334
Trading Companies and Distributors — 0.5%
Aircastle Ltd., 5.25%, 8/11/25(1)	653,000	690,289
Water Utilities — 0.7%
Essential Utilities, Inc., 2.70%, 4/15/30	852,000	918,829
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 2.55%, 2/15/31(1)	138,000	144,238
TOTAL CORPORATE BONDS (Cost $120,755,333)		123,484,118
U.S. TREASURY SECURITIES AND EQUIVALENTS — 1.0%
U.S. Treasury Notes, 1.375%, 1/31/25 (Cost $1,320,295)	1,312,000	1,370,732
TEMPORARY CASH INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $7,094,884)	7,094,884	7,094,884
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(4) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $138,930)	138,930	138,930
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $129,309,442)		132,088,664
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,942,819)
TOTAL NET ASSETS — 100.0%		$130,145,845

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,365,862, which represented 18.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $133,815. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $138,930.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	123,484,118	—
U.S. Treasury Securities	—	1,370,732	—
Temporary Cash Investments	7,094,884	—	—
Temporary Cash Investments - Securities Lending Collateral	138,930	—	—
	7,233,814	124,854,850	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.